Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 224	$ 234
Deferred tax assets, Regulatory liabilities	51	55
Deferred tax assets, Other	28	6
Total	303	295
Deferred tax liabilities, Property, plant and equipment	1,851	1,651
Deferred tax liabilities, Regulatory assets	272	245
Deferred Tax Liabilities, Other	1	1
Total	2,124	1,897
Liability in lieu of deferred income taxes - net	$ 1,821	$ 1,602